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American Funds Target Date Retirement Series, Inc
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

October 30, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:	American Funds Target Date Retirement Series, Inc.
File Nos. 333-138648 and 811-21981

Ladies/Gentlemen:

On behalf of American Funds Target Date Retirement Series, Inc., we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 6 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 8 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a) of Rule 485 for the sole purpose of filing a “red herring prospectus.”  As such, we have not changed the documents from the filing dated October 15, 2009 except to include the relevant language on the cover of the prospectus.  We propose that the registration statement become effective on January 1, 2010 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to January 1 to reflect any comments received from the SEC and to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone Katherine Newhall at 213/615-0108 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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